MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2023
Marketable Securities and Fair Value Measurement [Abstract]
MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS
NOTE 3 - MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS:

AFS securities as of December 31, 2023 and 2022, consisted of government bonds, municipal bonds, corporate debt securities, commercial paper and certificates of deposit. These marketable securities are recorded at fair value.

The following table sets forth the Company’s marketable securities for the periods indicated:

	December 31
	2023	2022
Government bonds *	353,414	339,684
Municipal bonds	2,319	2,551
Corporate debt securities	13,234	21,252
Commercial paper	-	4,195
Certificates of deposit	4,680	6,907
Total	373,647	374,589

* As of December 31, 2023 and 2022, consists of $0 and $1,502 non-U.S. government bonds, respectively.

The Company classifies AFS securities within Level 2 because it uses alternative pricing sources and models utilizing market observable inputs to determine their fair value. See also note 2(w).
The following table sets forth the Company’s financial assets as of December 31, 2023 and 2022, that are measured at fair value on a recurring basis during the period:

	December 31, 2023
	Fair value	Cost or amortized cost	Gross unrealized holding loss	Gross unrealized holding gains
Level 2 securities:
Government bonds	353,414	355,382	(2,139)	171
Municipal bonds	2,319	2,363	(44)	-
Corporate debt securities	13,234	13,404	(170)	-
Certificates of deposit	4,680	4,680	-	-
Total	373,647	375,829	(2,353)	171

	December 31, 2022
	Fair value	Cost or amortized cost	Gross unrealized holding loss	Gross unrealized holding gains
Level 2 securities:
Government bonds	339,684	348,687	(9,003)	-
Municipal bonds	2,551	2,674	(123)	-
Corporate debt securities	21,252	21,850	(612)	14
Commercial paper	4,195	4,195	-	-
Certificates of deposit	6,907	6,914	(7)	-
Total	374,589	384,320	(9,745)	14

As of December 31, 2023 and 2022, the Company considered, based on its evaluation, that the decreases in market value on relevant marketable securities were temporarily impaired and primarily attributable to changes in interest rates, and therefore did not result in an impairment charge in finance income (expenses), net.

As of December 31, 2023 and 2022, the Company’s debt securities and certificates of deposit had the following maturity dates:

	December 31
	2023	2022
Due within one year	308,671	243,094
1 to 2 years	49,259	124,037
2 to 3 years	15,717	7,458
Total	373,647	374,589